Summary of Valuation of Company's Derivatives by Pricing Observability Levels (Parenthetical) (Detail) (Interest Rate Swaps, USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Interest Rate Swaps
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Decrease in derivative asset	$ 60